As filed with the Securities and Exchange Commission on January 03, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2022 – October 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
Semi-Annual Report
October 31, 2022
(Unaudited)

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2022

Dear Shareholder,
We are pleased to offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from
May 1, 2022 to October 31, 2022. During this period the Fund was down 4.15%, the S&P 500 Index (the “S&P 500”, an index of the 500 largest publicly-traded companies in the US weighted by market capitalization) was down 5.5% and the Russell
2000 Value Index (the “Russell 2000 Value,” an index that tracks the performance of small market capitalization value companies) was down 1.35%. Calendar year to date (January 1st to October 31st) the Fund is down 10.05%, the S&P 500 is down 17.70% and the Russell 2000 Value is down 11.19%.
The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1-855-
392-9331 or visit the Fund’s website at http://moncapfund.com .
Stocks for the Long Run
Jeremy Siegel, the Russell E. Palmer Professor of Finance at the Wharton School of the University of Pennsylvania,
published the 6th edition of “Stocks for the Long Run” on September 27th, 2022. The 1st edition was released in 1994 and the subsequent editions have been seminal in their analysis of equity performance over the long term. While copyright laws prohibit us from reproducing some of Professor Siegel’s fascinating charts, suffice it to say that bear markets are a blip on the screen in the long term total return of equities. In Chapter 2 of the new edition, Siegel notes:
Swings in investor sentiment resulting from political or economic crises can throw stocks off their long-term path, but the fundamental forces producing economic growth have always enabled equities to regain their long-term trend. That is why stock returns have displayed such stability despite the radical political, economic, and social changes that have impacted the world over the past two centuries.
The Federal Reserve’s attempt to slow the current surge in inflation with rapid monetary tightening policies has left markets unsettled. Unable to gauge the duration of tightening measures or the consequences, the major stock markets have struggled this year, and the averages remain range-bound, bouncing in and out of bear market territory.
Our reports are meant to present a snapshot of the portfolio’s value at a given moment and present comparisons with broad benchmarks. While the declines presented in this report are painful, they represent a mark to market, placing a current value on all assets in the portfolio. Profits or losses are unrealized or “paper losses” until a sale occurs. We position the
Fund so that sales occur when valuations dictate as opposed to having to sell at less attractive price during market declines.
As you will note in our schedule of investments, we have approximately 5.5% of assets in Money Market Funds (MMF)
and Treasury Bills (T-Bill). The T-Bill recently purchased on 10/14/22 with a 10/5/23 maturity had a yield to maturity on purchase date of 4.429%. While these are most likely temporary investments for the Fund, a year ago we were collecting less than 0.25% on our cash/cash equivalents. Balances in the MMF and T-Bills will fluctuate with our perception of risk and opportunity.
The current bear/correction market, marked from the peak of prior market highs, is approaching one year; the average bear market lasts slightly less than 10 months. The constant barrage of negative news, economic and social, makes it difficult to stay the course, but that is exactly the path forward. The market is essentially a discounting machine, pricing in anticipated future conditions. Our fundamentally based research strongly suggests that value-oriented portfolios anchored with individual equities should “regain the long-term trend” as we approach 2023.
We believe that the extreme volatility within the declining market has presented some excellent buying opportunities in fundamentally strong companies that rarely trade at a discount. These positions have been recently added:
Company Sector
Abbott Labs Health Care
Clorox Company Consumer Staples
Intel Corp Information Technology
McCormick & Co Consumer Staples

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2022

PNC Financial Services Financial
Rockwell Automation Industrial
Woodward Inc Industrial
Like a well-tended orchard, portfolios need pruning. In the past six months, we have removed the following positions. The first group reached or exceeded intrinsic value targets:
Coca-Cola Consumer Staples
Corteva Inc Materials
Int’l Business Machines Information Technology
Eli Lilly & Co. Health Care
The following significant positions were removed as fundamental shifts in interest rates or sector weakness have changed our outlook:
Cognizant Technology Solutions Information Technology
Healthcare Services Group Industrial
MillerKnoll Inc Industrial
Newmont Corporation Materials
Verizon Communications Communication Services
William Penn Bancorporation Financial
The structural changes that are occurring with interest rates and inflation are generational and these macro trends do affect our portfolio and our performance. While there are an almost infinite number of variables that affect equity prices, our value style of investing identifies companies with more conservative valuation. Value investing tends to outperform growth and momentum style investing in correcting markets. Through October 31st, most value funds, including ours, have outperformed growth strategies. As noted in our opening paragraph, the S&P 500, with a large cap growth orientation, is down 17.7% calendar year to date, the Russell 2000 Value index is down 11.19% while the Fund is down 10.05% for the same time period. Portfolios that worked well in the past decade, risk on profiles, will in our opinion, likely underperform going forward. We are very comfortable in the well-researched value orientation of our Fund.
Thank you for your investment.
IMPORTANT RISKS AND DISCLOSURES:
Mutual fund investing involves risk, including possible loss of principal. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on mutual fund investments. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-
capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.
The views in this report were those of the Fund managers as of October 31, 2022, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding
Mark Rodgers Michael C. Rodgers
Co-Manager Co-Manager

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2022

their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Fund Holdings are subject to change. Please see the schedule of investments for a complete list of holdings.

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
October 31, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the
Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmarks, the S&P 500
®
Index (the “S&P 500”) and the Russell
2000
®
Value Index (the “Russell 2000 Value”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Russell 2000 Value measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $10,000 Investment
Monongahela All Cap Value Fund vs. S&P 500® Index vs. Russell 2000® Value Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 392-9331. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.83%. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85%, through September 1, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. In addition, other Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended October 31, 2022
Six Month One Year Five Year
Since Inception
07/01/13
Monongahela All Cap Value Fund -4.15% -6.43% 8.95% 10.03%
S&P 500® Index -5.50% -14.61% 10.44% 11.95%
Russell 2000® Value Index -1.35% -10.73% 5.31% 7.86%

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table are U.S. Treasury Securities and a Money
Shares Security Description Value
Common Stock - 94.0%
Consumer Discretionary - 17.8%
52,500 El Pollo Loco Holdings, Inc.
(a)
$ 527,100
22,000 H&R Block, Inc. 905,300
9,000 Hasbro, Inc. 587,250
25,000 Tapestry, Inc. 792,000
4,250 Target Corp. 698,062
7,250 Williams-Sonoma, Inc. 897,768
4,407,480
Consumer Staples - 9.7%
6,574 Alico, Inc. 201,296
4,000 Brown-Forman Corp., Class A 275,080
10,000 General Mills, Inc. 815,800
2,250 Kimberly-Clark Corp. 280,035
1,000 McCormick & Co., Inc., Non-
Voting Shares 78,640
500 The Clorox Co. 73,020
2,750 The Procter & Gamble Co. 370,342
8,500 Walgreens Boots Alliance, Inc. 310,250
2,404,463
Energy - 4.0%
10,500 ONEOK, Inc. 622,860
3,500 Phillips 66 365,015
987,875
Financials - 8.8%
3,700 CB Financial Services, Inc. 79,106
12,000 Equitable Holdings, Inc. 367,440
13,000 MetLife, Inc. 951,730
17,500 Old Republic International Corp. 406,175
2,000 The Bank of New York Mellon
Corp. 84,220
1,750 The PNC Financial Services
Group, Inc. 283,203
2,171,874
Health Care - 14.2%
1,500 Abbott Laboratories 148,410
5,000 AbbVie, Inc. 732,000
2,000 Azenta, Inc. 88,800
500 Bristol-Myers Squibb Co. 38,735
12,500 Hologic, Inc.
(a)
847,500
4,500 Merck & Co., Inc. 455,400
4,000 PerkinElmer, Inc. 534,320
4,000 Zimmer Biomet Holdings, Inc. 453,400
25,000 Zimvie, Inc.
(a)
219,250
3,517,815
Industrials - 21.9%
4,000 Aerojet Rocketdyne Holdings,
Inc.
(a)
193,800
5,000 Curtiss-Wright Corp. 839,150
3,750 Douglas Dynamics, Inc. 127,312
8,750 Emerson Electric Co. 757,750
9,000 Fortune Brands Home & Security,
Inc. 542,880
750 Honeywell International, Inc. 153,015
3,000 Hubbell, Inc. 712,440
2,500 Rockwell Automation, Inc. 638,250
2,000 Science Applications International
Corp. 216,680
24,000 The Gorman-Rupp Co. 651,360
6,000 Westinghouse Air Brake
Technologies Corp. 559,680
500 Woodward, Inc. 45,850
5,438,167
Shares Security Description Value
Information Technology - 12.9%
4,500 Badger Meter, Inc. $ 506,160
15,500 Canon, Inc., ADR 328,755
12,750 Coherent Corp.
(a)
428,527
12,500 Corning, Inc. 402,125
2,500 F5, Inc.
(a)
357,275
8,000 Intel Corp. 227,440
10,000 Seagate Technology Holdings PLC 496,600
2,750 Texas Instruments, Inc. 441,733
3,188,615
Materials - 1.2%
2,000 PPG Industries, Inc. 228,360
10,000 Universal Stainless & Alloy
Products, Inc.
(a)
73,500
301,860
Utilities - 3.5%
10,000 National Fuel Gas Co. 674,900
2,000 WEC Energy Group, Inc. 182,660
857,560
Total Common Stock (Cost $19,480,203) 23,275,709
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.4%
U.S. Treasury Securities - 0.4%
$ 100,000 U.S. Treasury
Bill
(Cost $96,026) 4.42% 10/05/23 95,831
Shares Security Description Value
Money Market Fund - 5.1%
1,280,670 First American
Treasury Obligations
Fund, Class X, 3.07%
(b)
(Cost $1,280,671) 1,280,671
Investments, at value - 99.5% (Cost $20,856,900) $ 24,652,211
Other Assets & Liabilities, Net - 0.5% 111,964
Net Assets - 100.0% $ 24,764,175
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of October 31,
2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 23,275,709
Level 2 - Other Significant Observable Inputs 1,376,502
Level 3 - Significant Unobservable Inputs –
Total $ 24,652,211

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2022

See Notes to Financial Statements.
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 17.9%
Consumer Staples 9.7%
Energy 4.0%
Financials 8.8%
Health Care 14.3%
Industrials 22.1%
Information Technology 12.9%
Materials 1.2%
Utilities 3.5%
U.S. Government & Agency Obligations 0.4%
Money Market Fund 5.2%
100.0%

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $20,856,900) $ 24,652,211
Receivables:
Fund shares sold 500
Dividends 128,073
Prepaid expenses 9,425
Total Assets
24,790,209
LIABILITIES
Accrued Liabilities:
Investment Adviser fees 141
Trustees’ fees and expenses 61
Fund services fees 4,893
Other expenses 20,939
Total Liabilities
26,034
NET ASSETS
$ 24,764,175
COMPONENTS OF NET ASSETS
Paid-in capital $ 19,883,463
Distributable Earnings 4,880,712
NET ASSETS
$ 24,764,175
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,449,366
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 17.09
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED October 31, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $779) $ 398,753
Interest income 176
Total Investment Income
398,929
EXPENSES
Investment adviser fees 92,885
Fund services fees 87,382
Custodian fees 2,495
Registration fees 6,699
Professional fees 19,379
Trustees' fees and expenses 2,717
Other expenses 20,096
Total Expenses 231,653
Fees waived
(126,383)
Net Expenses
105,270
NET INVESTMENT INCOME
293,659
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 19,436
Net change in unrealized appreciation (depreciation) on investments
(1,391,590)
NET REALIZED AND UNREALIZED LOSS
(1,372,154)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (1,078,495)

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
October 31, 2022
For the Year
Ended
April 30, 2022
OPERATIONS
Net investment income $ 293,659 $ 379,548
Net realized gain 19,436 1,050,988
Net change in unrealized appreciation (depreciation) (1,391,590) (1,883,022)
Decrease in Net Assets Resulting from Operations
(1,078,495) (452,486)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,892,020)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,153,878 3,946,000
Reinvestment of distributions – 1,855,424
Redemption of shares
(554,492) (2,640,404)
Redemption fees
492 548
Increase in Net Assets from Capital Share Transactions
599,878 3,161,568
Increase (Decrease) in Net Assets
(478,617) 817,062
NET ASSETS
Beginning of Period
25,242,792 24,425,730
End of Period
$ 24,764,175 $ 25,242,792
SHARE TRANSACTIONS
Sale of shares 66,587 207,973
Reinvestment of distributions – 99,175
Redemption of shares
(32,900) (139,925)
Increase in Shares
33,687 167,223

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
October 31,
2022
For the Years Ended April 30,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of
Period
$ 17.83 $ 19.56 $ 12.62 $ 14.03 $ 13.65 $ 13.80
INVESTMENT OPERATIONS
Net investment income (a) 0.21 0.28 0.23 0.28 0.28 0.23
Net realized and unrealized gain
(loss)
(0.95) (0.56) 6.92 (1.22) 0.93 1.09
Total from Investment Operations
(0.74) (0.28) 7.15 (0.94) 1.21 1.32
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.25) (0.20) (0.27) (0.26) (0.17)
Net realized gain
– (1.20) (0.01) (0.20) (0.57) (1.30)
Total Distributions to Shareholders
– (1.45) (0.21) (0.47) (0.83) (1.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) –
NET ASSET VALUE, End of Period
$ 17.09 $ 17.83 $ 19.56 $ 12.62 $ 14.03 $ 13.65
TOTAL RETURN
(4.15)%(c) (1.73)% 56.94% (7.26)% 9.72% 9.36%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 24,764 $ 25,243 $ 24,426 $ 12,755 $ 12,805 $ 10,141
Ratios to Average Net Assets:
Net investment income 2.37%(d) 1.47% 1.41% 2.01% 1.98% 1.63%
Net expenses 0.85%(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (e) 1.87%(d) 1.83% 2.21% 2.57% 2.86% 3.36%
PORTFOLIO TURNOVER RATE 16%(c) 30% 32% 47% 37% 60%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust's Board of Trustees (the "Board") has designated the
Adviser, as defined in Note 3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of October 31, 2022, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of October 31,
2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings
LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2023 (“Expense Cap”). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The voluntary waivers may be changed or eliminated at any time. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the period ended October 31, 2022 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of ( i ) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of October 31, 2022, $482,697 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment. In addition, other Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended October 31, 2022 were $4,042,686 and $3,758,588, respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 83,997 $ 42,386 $ 126,383

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

Note 6. Federal Income Tax
As of October 31, 2022, cost of investments for federal income tax purposes is substantially the same for financial statement purposes and net unrealized appreciation consists of:
As of April 30, 2022, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Gross Unrealized Appreciation
$ 4,938,826
Gross Unrealized Depreciation
(1,143,515)
Net Unrealized Appreciation
$ 3,795,311
Undistributed Ordinary Income
$ 97,376
Undistributed Long-Term Gain
648,802
Unrealized Appreciation
5,213,029
Total
$ 5,959,207

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
October 31, 2022

Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the
Board for review at its meeting held on September 15, 2022.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
May 1, 2022 through October 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
October 31, 2022

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.
Beginning
Account Value
May 1, 2022
Ending
Account Value
October 31, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 958.49 $ 4.20 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184 divided by 365 to reflect the half-year period.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-SAR-1022

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 3, 2023

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 3, 2023